Other Real Estate Owned	12 Months Ended
Dec. 31, 2013
Other Real Estate Owned
Other Real Estate Owned

Note 7 – Other Real Estate Owned

Other real estate owned represents residential and commercial properties primarily owned as a result of loan collection activities and is reported net of a valuation allowance. Activity within other real estate owned was as follows:

(Dollars in thousands)

	2013	2012	2011

Balance, beginning of year	$2,019	$1,934	$1,953
Transfers from loans	897	1,718	2,972
Reclassification to buildings	—	(20)	—
Proceeds from sales	(1,604)	(1,259)	(3,015)
Gains on sales	122	51	279
Write-downs	(926)	(405)	(255)
Balance, end of year	$508	$2,019	$1,934